Goodwill and other intangible assets and liabilities - Goodwill Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Opening balance, goodwill	$ 795	$ 836
Accumulated impairment losses, beginning balance	(795)	(232)
Total opening goodwill	0	604
Disposals of businesses and deconsolidation of subsidiaries (Note 11)	0	(41)
Impairment of goodwill	0	(563)	[1]
Closing balance, goodwill	795	795
Accumulated impairment losses, ending balance	(795)	(795)
Total closing goodwill	$ 0	$ 0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"